Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of components of net deferred tax assets

The components of the net deferred tax assets are as follows ($ in millions):

	December 31,
	2018	2019
Deferred tax assets (liabilities):
Net operating loss carryforwards	$27.3	$62.1
Stock‑based compensation	0.4	0.4
Net unearned premium	1.1	2.9
Startup costs	0.6	1.0
Other	—	0.4
Total gross deferred tax assets	29.4	66.8
Deferred tax liabilities:
Deferred acquisition costs	—	(0.4)
Depreciation and amortization	—	(0.4)
Total gross deferred tax liabilities	—	(0.8)
Valuation allowance	(29.4)	(66.0)
Total deferred tax assets, net	$—	$—

Schedule of (Loss) income before tax	(Loss) income before tax consists of the following ($ in millions):

	December 31,
	2018	2019
United States	$(53.0)	$(109.5)
Foreign	0.4	1.6
Total	$(52.6)	$(107.9)

Schedule of components of Income tax expense

Income tax expense consists of the following ($ in millions):

	December 31,
	2018	2019
Current:
Federal	$—	$—
State	—	—
Foreign	0.3	0.6
Total current	0.3	0.6
Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred	—	—
Total income tax expense	$0.3	$0.6

Schedule of reconciliation statutory income tax rate

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

	December 31,
	2018	2019
Income at US statutory rate	21.0%	21.0%
State taxes, net of federal benefit	12.0%	13.9%
Permanent differences	(1.4)%	(1.7)%
Tax law change	0.5%	—
Foreign rate differential	—	0.1%
Valuation allowance	(33.6)%	(33.9)%
Other	0.9%	—
Total income taxes	(0.6)%	(0.6)%